Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2015
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Discontinued Operations Income, Assets and Liabilities

The key components of income from discontinued operations consist of the following (in thousands):

	Three Months Ended
	March 31,
	2015	2014
Net revenues	$—	$835
Discontinued operations:
Income from discontinued operations, net of income taxes of nil	$—	$35
Adjustments to amounts reported previously for gain on sale of discontinued operations, net of income taxes of nil	—	(51)
Gain on sale of discontinued operations, net of income taxes of nil	—	503
Income from discontinued operations, net of income taxes	$—	$487